Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2022
Schedule of Earnings Per Share [Abstract]
Schedule of earnings per share
	For the 6 months period ended September 30, 2022	March 31, 2022
	(US$)	(US$)
(Loss)/Profit for the year available to common shareholders	$(1,720,097)	$(403,035)
Weighted average number of common shares	35,715,945	34,154,062
Par value	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$(0.05)	$(0.01)
Diluted earnings/(loss) per common share	$(0.05)	$(0.01)